RELATED PARTIES DISCLOSURES, Transactions with TechnipFMC (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Components of net contributions and distributions to the statement of changes in invested equity [Abstract]
Total net contributions from / (distributions to) TechnipFMC per combined statements of changes in invested equity	€ 45.6	€ 27.1	€ 430.1
Reconciliation of net contributions from or distributions to the combined statement of cash flows [Abstract]
Total net contributions from/(distributions to) TechnipFMC per combined statement of cash flows	(775.9)	(412.9)	(697.2)
Financial assets due from parent [Abstract]
Financial assets due from TechnipFMC	60.0	58.6	30.1
Liabilities due to parent [Abstract]
Due to TechnipFMC	77.2	24.9	116.2
Related party transactions [abstract]
Revenue	94.0	227.7	111.6
Expenses	19.5	46.3	139.5
TechnipFMC [Member]
Components of net contributions and distributions to the statement of changes in invested equity [Abstract]
Corporate allocations	381.2	322.8	314.7
Change in cash pooling balances	30.6	51.3	(78.2)
Dividend declared and cash settled to TechnipFMC	(337.6)	(527.8)	(232.8)
Net Assets from/(to) parent for business combinations and divestures	0.0	0.0	(54.0)
Non-monetary (dividend to)/distribution from TechnipFMC	(144.1)	147.6	(379.8)
Total net contributions from / (distributions to) TechnipFMC per combined statements of changes in invested equity	(69.9)	(6.1)	(430.1)
Reconciliation of net contributions from or distributions to the combined statement of cash flows [Abstract]
Net transfers to Parent per combined statement of changes in equity	(69.9)	(6.1)	(430.1)
Corporate allocations	(381.2)	(322.8)	(314.7)
Net assets transfers (to) from Parent for business combinations and divestitures	0.0	0.0	54.0
Others	(324.8)	(84.0)	(6.4)
Total net contributions from/(distributions to) TechnipFMC per combined statement of cash flows	(775.9)	(412.9)	(697.2)
Financial assets due from parent [Abstract]
Financial assets due from TechnipFMC	121.8	16.0	23.8
Liabilities due to parent [Abstract]
Due to TechnipFMC	77.2	24.9	116.2
Related party transactions [abstract]
Revenue	47.4	48.4	67.9
Expenses	23.4	24.3	46.3
Dividends Income	0.0	0.0	6.1
TechnipFMC [Member] | Trade Payable [Member]
Liabilities due to parent [Abstract]
Due to TechnipFMC	73.5	20.3	74.8
TechnipFMC [Member] | Loans Due to TechnipFMC [Member]
Liabilities due to parent [Abstract]
Due to TechnipFMC	3.7	4.6	23.6
TechnipFMC [Member] | Dividends Due to TechnipFMC [Member]
Liabilities due to parent [Abstract]
Due to TechnipFMC	0.0	0.0	17.8
TechnipFMC [Member] | Trade Receivable [Member]
Financial assets due from parent [Abstract]
Financial assets due from TechnipFMC	65.2	14.9	23.0
TechnipFMC [Member] | Loans Due from TechnipFMC [Member]
Financial assets due from parent [Abstract]
Financial assets due from TechnipFMC	€ 56.6	€ 1.1	€ 0.8